Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In accordance with rules adopted by the Securities and Exchange Commission pursuant to Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and our other NEOs (“Other NEOs”) and Company performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.

	SCT Total Comp. for PEO: Ms. Chung(1)	Compensation Actually Paid to PEO: Ms. Chung(2)	SCT Total Comp. for Prior PEO: Mr. Newell(3)	Compensation Actually Paid to Prior PEO: Mr. Newell(2)	Average Summary Compensation Paid to Other NEOs(4)	Average Compensation Actually Paid to Other NEOs(2)(3)	Value of Initial $100 Investment Based On Sutro TSR(5)	Net Income ($M)
2025	$1,575,930	$1,868,976	$1,671,311	$1,138,558	$898,712	$895,764	$14	$(191)
2024	—	—	2,332,343	925,006	1,308,305	558,592	23	(227)
2023	—	—	2,129,979	(539,427)	1,981,262	1,891,050	53	(107)

(1)
Ms. Chung has served as the Company's CEO since March 13, 2025. Values shown relate to Ms. Chung's service as CEO during fiscal 2025.
(2)
To calculate Compensation Actually Paid (CAP), amounts were deducted from and added to the applicable SCT total compensation, as displayed in the exhibit below.
(3)
Mr. Newell served as the Company's CEO from January 12, 2009 to March 13, 2025. Values shown relate to Mr. Newell's service as CEO during fiscal years 2025, 2024, and 2023.
(4)
The other NEOs in each covered year were as follows:

2025 - Greg Chow, Hanspeter Gerber; 2024 - Edward Albini, Jane Chung; 2023 - Anne Borgman, Hanspeter Gerber

(5)
Reflects $100 was invested for the period starting December 31, 2022, through the end of the listed year, in the Company. Historical stock performance is not necessarily indicative of future stock performance.

		CEO
		2025 - Chung	2025 - Newell

Summary Compensation Table Total		$1,575,930	$1,671,311
Grant Date Fair Value of Stock and Option Awards in the Covered Year		-412,680	—
Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*		+ 834,154	—
Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*		+ 81,587	—
Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*		-130,626	-69,783
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*		-79,389	-87,840
Change in Fair Value of Stock and Option Awards from Prior Years that were Forfeited in the Covered Year*		—	-375,130
Compensation Actually Paid	=	$1,868,976	$1,138,558

		Average of Other NEOs(4)
		2025

Summary Compensation Table Total		$898,712
Grant Date Fair Value of Stock and Option Awards in the Covered Year		-252,745
Fair Value at Year-End of Unvested Stock and Option Awards Granted in the Covered Year*		+ 363,412
Fair Value of Stock and Option Awards Granted in the Covered Year that Vested in the Covered Year*		+ 8,061
Change in Fair Value of Unvested Stock and Option Awards Granted in Prior Years*		-103,521
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year*		-18,155
Compensation Actually Paid	=	$895,764

* All stock option valuations included in "Compensation Actually Paid" values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under FASB ASC Topic 718 (refer to our annual report for additional detail). All stock award valuations included in "Compensation Actually Paid" values were performed using closing price of the Company's common stock.

Named Executive Officers, Footnote
(3)
Mr. Newell served as the Company's CEO from January 12, 2009 to March 13, 2025. Values shown relate to Mr. Newell's service as CEO during fiscal years 2025, 2024, and 2023.
(4)
The other NEOs in each covered year were as follows:

2025 - Greg Chow, Hanspeter Gerber; 2024 - Edward Albini, Jane Chung; 2023 - Anne Borgman, Hanspeter Gerber

Adjustment To PEO Compensation, Footnote

* All stock option valuations included in "Compensation Actually Paid" values were performed using the Black-Scholes option pricing model in a manner generally consistent with the process used to determine stock option grant date fair values under FASB ASC Topic 718 (refer to our annual report for additional detail). All stock award valuations included in "Compensation Actually Paid" values were performed using closing price of the Company's common stock.

Non-PEO NEO Average Total Compensation Amount	$ 898,712,000	$ 1,308,305,000	$ 1,981,262,000
Non-PEO NEO Average Compensation Actually Paid Amount	$ 895,764,000	558,592,000	1,891,050,000
Compensation Actually Paid vs. Total Shareholder Return	The relationship between Compensation Actually Paid (CAP) and the financial performance elements reflected in the above Pay versus Performance tables are described in the below charts:
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 14	23	53
Net Income (Loss)	(191,000,000)	(227,000,000)	(107,000,000)
Ms. Chung [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,575,930,000
PEO Actually Paid Compensation Amount	1,868,976,000
Mr. Newell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	1,671,311,000	2,332,343,000	2,129,979,000
PEO Actually Paid Compensation Amount	1,138,558,000	$ 925,006,000	$ (539,427,000)
PEO | Ms. Chung [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(412,680,000)
PEO | Ms. Chung [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	834,154,000
PEO | Ms. Chung [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(130,626,000)
PEO | Ms. Chung [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	81,587,000
PEO | Ms. Chung [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(79,389,000)
PEO | Ms. Chung [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Newell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Newell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Newell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,783,000)
PEO | Mr. Newell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Newell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,840,000)
PEO | Mr. Newell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(375,130,000)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(252,745,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	363,412,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(103,521,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,061,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (18,155,000)